OTHER OPERATING INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2017
Other Operating Income And Expenses Details 1
OTHER OPERATING INCOME AND EXPENSES

NOTE 31 OTHER OPERATING INCOME AND EXPENSES

a)        Other operating income

The detail of other operating income is as follows:

		2017	2016	2015
	Notes	MCh$	MCh$	MCh$
Revenues for assets received in lieu of payment
Gain on sales of assets received in lieu of payment		5,566	1,176	116
Others		2,578	75	169
Subtotal		8,144	1,251	285
Contingency provisions used
Other contingency provisions	19b)	—	—	5
Subtotal		—	—	5
Other revenues
Gain on sales of property, plant and equipment		14,119	37	—
Subtotal		14,119	37	—
Leasing contibutions revenue		522	514	—
Income tax Leasing assets		—	144	—
Other operatong income - Subsidiaries		3,092	2,572	—
Gain on sales of leased assets		19	349	274
Other operating income - Leasing		173	598	3,499
Insurance reimbursement		21	742	—
Minor Revenue		7,244	7,151	4,095
Provision Reimbursement		2,352	4,997	—
Other income		5,846	1,092	603
Subtotal		19,269	18,159	8,471
Total		41,532	19,447	8,761

b)        Other operating expenses

Other operating expenses are the following:

		2017	2016	2015
	Notes	MCh$	MCh$	MCh$
Provisions and expenses for assets received in lieu of payment
Provisions for assets received in lieu of payment		(14,472)	(9,463)	(409)
Expenses for maintenance of goods received in payment		(714)	(596)	(72)
Subtotal		(15,186)	(10,059)	(481)
Provisions for contingencies
Other provisions for contingencies	19b)	(586)	(8,952)	(81)
Subtotal		(586)	(8,952)	(81)
Other expenses.
Loss on sale of fixed assets		(1,099)	(71)	(615)
Subtotal		(1,099)	(71)	(615)
Business Report Expense		—	(176)	—
Spend benefits points cards		(13,238)	(26,303)	(7,330)
Expenses for operating losses		(8,098)	(2,661)	(1,970)
Insurance expense law 20,027		(1,205)	(1,420)	(1,418)
Provisions for assets received in lieu of payment from leasing		(4,835)	(11,327)	—
Bank expenditure		(3,482)	(2,184)	—
Pronexo Spending		—	(439)	—
Fines and penalties		(2,025)	(880)	—
Lost property		(2,026)	(962)	—
Other expenses		(10,550)	(6,281)	(3,238)
Subtotal		(45,459)	(52,633)	(13,956)
Total		(62,330)	(71,715)	(15,133)